THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account C
Multi-Fund® 5 Retirement Annuity

Lincoln Life Variable Annuity Account N
ChoicePlusSM Suite, ChoicePlusSM II Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlus AssuranceSM Bonus, ChoicePlusSM Design
 ChoicePlus AssuranceSM Series, ChoicePlus AssuranceSM Prime
ChoicePlusSM Signature, ChoicePlusSM Rollover, ChoicePlusSM Advisory
InvestmentSolutionsSM

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlusSM Suite, ChoicePlusSM II Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlus AssuranceSM Bonus, ChoicePlusSM Design
 ChoicePlus AssuranceSM Series, ChoicePlus AssuranceSM Prime
ChoicePlusSM Signature, ChoicePlusSM Advisory, InvestmentSolutionsSM

Supplement dated September 27, 2019 to the prospectus dated May 1, 2019

This Supplement discusses a fund reorganization that will impact the investment options under your annuity contract. All other provisions outlined in your prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The Lincoln Variable Insurance Products Trust has informed us of the proposed reorganization of the LVIP Franklin Templeton Value Managed Volatility Fund into the LVIP BlackRock Dividend Value Managed Volatility Fund. The reorganization is subject to shareholder vote at a meeting which will take place on October 31, 2019. Pending shareholder approval, the reorganization is expected to be completed on or about November 22, 2019, after which the LVIP Franklin Templeton Value Managed Volatility Fund will no longer be available as an investment option under your contract.
As a result of this reorganization, any money you have invested in the LVIP Franklin Templeton Value Managed Volatility Fund must be transferred into another Subaccount within your contract prior to the close of business November 21, 2019. If you do not make this transfer prior to the liquidation, your money will be automatically transferred to the LVIP BlackRock Dividend Value Managed Volatility Fund Subaccount on November 22, 2019. Once this transfer occurs, any future allocations of purchase payments and/or contract value that you previously designated to the LVIP Franklin Templeton Value Managed Volatility Fund will be allocated to the LVIP BlackRock Dividend Value Managed Volatility Fund Subaccount. This investment will become your allocation instruction until you tell us otherwise. For complete details regarding this fund reorganization, please refer to the funds’ prospectuses, as supplemented.

Please retain this supplement for future reference.